Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2020	2019
Long-term financial investments measured at FVOCI	28	31
Long-term financial investments measured at FVPL	12	28
Long-term receivables from customers	117	136
Minimum lease payments from finance lease agreements	39	78
Long-term loans, advances, and security deposits	22	34
Total financial assets	218	307
The below table provides detail related to financial instruments as of December 31, 2020 and 2019.

($ millions)	Note	2020	2019
Cash and cash equivalents
Cash in current accounts		262	392
Cash held in time deposits and money market funds		1,295	430
Total Cash and cash equivalents		1,557	822
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	28	31
Total financial assets - measured at FVOCI		28	31
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,361	1,390
Income tax receivables		21	17
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	296	379
Long-term receivables from customers	12	117	136
Non-current minimum lease payments from finance lease agreements	12	39	78
Long-term loans, advances, and security deposits	12	22	34
Total financial assets - measured at amortized costs		1,856	2,034
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	12	137	122
Current portion of long-term financial investments	15	12	33
Derivative financial instruments	15	3	1
Long-term financial investments	12	12	28
Total financial assets - measured at FVPL		164	184
Total financial assets		3,605	3,071
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	162	245
Lease liabilities	16	70	61
Trade payables		876	833
Total current financial liabilities - measured at amortized cost or cost		1,108	1,139
Non-current financial liabilities
Financial debts	17	3,949	3,218
Lease liabilities	16	315	280
Total non-current financial liabilities - measured at amortized cost or cost		4,264	3,498
Total financial liabilities - measured at amortized cost or cost		5,372	4,637
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	157	243
Derivative financial instruments	17	7	16
Total financial liabilities - measured at FVPL		164	259
Total financial liabilities		5,536	4,896
Net financial assets and financial liabilities		(1,931)	(1,825)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020 and a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of maturity analysis of finance lease payments receivable
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2020					2019
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	33	(3)	30	(1)	29	51	(4)	47	(1)	46
Between one and five years	55	(3)	52	(18)	34	94	(5)	89	(23)	66
Later than five years	32	—	32	(27)	5	46	(1)	45	(33)	12
Total	120	(6)	114	(46)	68	191	(10)	181	(57)	124
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets

($ millions)	2020	2019
Deferred compensation plans	137	122
Prepaid post-employment benefit plans	24	13
Other non-current assets	50	50
Total other non-current assets	211	185